Selected Balance Sheet Detail (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 470	$ 575	$ 611
Work in process	4,920	5,028	4,729
Finished goods	3,499	3,156	1,749
Inventory, gross	8,889	8,759	7,089
Allowance for excess and obsolescence	(3,079)	(550)	(1,367)
Inventories, net	$ 5,810	$ 8,209	$ 5,722